Restatement of Financial Results As of And For The Nine Months Ended September 30, 2021 (Unaudited) - Summary of Condensed Consolidated Statement of Net Loss and Comprehensive Loss (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Operations [Line Items]
Revenues				$ 20,012,064	$ 13,966,251
Cost of revenues				20,299,677	12,038,769
Gross profit				(287,613)	1,927,482
Operating expenses
Sales and marketing				22,721,423	8,327,910
General and administrative				32,974,231	12,043,879
Research and development				5,035,963	2,959,330
Total operating expenses				60,731,617	23,331,119
Loss from operations				(61,019,230)	(21,403,637)
Change in fair value of derivative warrant liabilities				(1,781,280)	(80,040)
Change in fair value of derivative liability				(208,000)	0
Interest income and other income				1,318	120,549
Interest expense, including amortization of debt issuance costs				(4,876,706)	(308,266)
Loss before income taxes				(67,883,898)	(21,671,394)
Income tax expense (benefit)				0	0
Net income (loss)				$ (67,883,898)	$ (21,671,394)
Basic and diluted net income per share				$ (16.40)	$ (7.34)
Weighted average shares outstanding, basic and diluted				4,139,275	2,950,556
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Operations [Line Items]
Revenues		$ 13,579,209
Cost of revenues		14,077,332
Gross profit		(498,123)
Operating expenses
Sales and marketing		15,335,611
General and administrative		22,501,096
Research and development		3,147,718
Total operating expenses		40,984,425
Loss from operations		(41,482,548)
Change in fair value of derivative warrant liabilities		(1,525,870)
Change in fair value of derivative liability		(189,000)
Interest income and other income		418
Interest expense, including amortization of debt issuance costs		(1,787,457)
Loss before income taxes		(44,984,457)
Income tax expense (benefit)		0
Net income (loss)		$ (44,984,457)
Basic and diluted net income per share		$ (11.01)
Weighted average shares outstanding, basic and diluted		4,085,640
Accounting Standards Update 2014-09 [Member] | As previously reported [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Operations [Line Items]
Revenues		$ 15,642,101
Cost of revenues		14,089,162
Gross profit		1,552,939
Operating expenses
Sales and marketing		15,520,744
General and administrative		23,605,547
Research and development		1,441,856
Total operating expenses		40,568,147
Loss from operations		(39,015,208)
Change in fair value of derivative warrant liabilities		(1,525,870)
Change in fair value of derivative liability		(189,000)
Interest income and other income		418
Interest expense, including amortization of debt issuance costs		(1,787,457)
Loss before income taxes		(42,517,117)
Income tax expense (benefit)		0
Net income (loss)		$ (42,517,117)	$ (42,517,117)
Basic and diluted net income per share		$ (10.41)
Weighted average shares outstanding, basic and diluted		4,085,640
Accounting Standards Update 2014-09 [Member] | Restatement impact [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Operations [Line Items]
Revenues		$ (2,062,892)
Cost of revenues		(11,830)
Gross profit		(2,051,062)
Operating expenses
Sales and marketing		(185,133)
General and administrative		(1,104,451)
Research and development		1,705,862
Total operating expenses		416,278
Loss from operations		(2,467,340)
Loss before income taxes		(2,467,340)
Net income (loss)	$ (2,467,340)	$ (2,467,340)
Basic and diluted net income per share		$ (0.60)